Patient Service Revenue (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Jun. 30, 2013
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	$ 7,223,031	$ 6,689,847
Medicare ESRD program
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	3,422,033	3,258,043
Hospitals
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	379,695	309,164
Private
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	3,100,575	2,833,762
Medicaid and other government sources
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	$ 320,728	$ 288,878